Derivative Financial Instruments - Effect of Derivative Instruments on Consolidated Statements of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)	$ (9,498)	$ (8,542)
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	(5,798)	(542)
Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	5,286	2,638	$ 4,734
Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	(5,798)	(542)
Cost of Products Sold [Member] | Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	2,894	1,890	4,622
Cost of Products Sold [Member] | Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)	(9,498)	(8,542)
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	(5,798)	(542)
Amount of Gain or (Loss) net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)	0	0	0
Cost of Products Sold [Member] | Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 2,392	$ 748	$ 112